Equity (Details 1)	Dec. 31, 2024 shares
Common Shares [Member]
Number of shares outstanding	1,300,347,300
Percent	10000000.00%
Common Shares [Member] | State Of Parana [Member]
Number of shares outstanding	358,562,509
Percent	2757000.00%
Common Shares [Member] | BNDES [Member]
Number of shares outstanding	131,161,562
Percent	1009000.00%
Common Shares [Member] | Other Shareholders [Member]
Number of shares outstanding	807,999,429
Percent	6214000.00%
Common Shares [Member] | Treasury shares [member]
Number of shares outstanding	2,623,800
Percent	20000.00%
Class A Preferred Shares [Member]
Number of shares outstanding	3,128,000
Percent	10000000.00%
Class A Preferred Shares [Member] | Other Shareholders [Member]
Number of shares outstanding	3,128,000
Percent	10000000.00%
Class B Preferred Shares [Member]
Number of shares outstanding	1,679,335,290
Percent	10000000.00%
Class B Preferred Shares [Member] | State Of Parana [Member]
Number of shares outstanding	116,081,402
Percent	691000.00%
Class B Preferred Shares [Member] | BNDES [Member]
Number of shares outstanding	524,646,248
Percent	3124000.00%
Class B Preferred Shares [Member] | Other Shareholders [Member]
Number of shares outstanding	1,035,533,040
Percent	6167000.00%
Class B Preferred Shares [Member] | Treasury shares [member]
Number of shares outstanding	3,074,600
Percent	18000.00%
Special Class [Member]
Number of shares outstanding	1
Percent	10000000.00%
Special Class [Member] | State Of Parana [Member]
Number of shares outstanding	1
Percent	10000000.00%
Common Shares One [Member]
Number of shares outstanding	2,982,810,591
Percent	10000000.00%
Common Shares One [Member] | State Of Parana [Member]
Number of shares outstanding	474,643,912
Percent	1591000.00%
Common Shares One [Member] | BNDES [Member]
Number of shares outstanding	655,807,810
Percent	2199000.00%
Common Shares One [Member] | Other Shareholders [Member]
Number of shares outstanding	1,846,660,469
Percent	6191000.00%
Common Shares One [Member] | Treasury shares [member]
Number of shares outstanding	5,698,400
Percent	19000.00%